S000058965 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended	171 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	3.19%		2.19%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	2.39%	3.54%
Performance Inception Date			Nov. 20, 2017
Class A | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.76%
Performance Inception Date			Nov. 20, 2017
Class A | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.58%
Performance Inception Date			Nov. 20, 2017
Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.43%	2.41%	3.25%
Performance Inception Date			Nov. 20, 2017
Class C | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.76%
Performance Inception Date			Nov. 20, 2017
Class C | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.58%
Performance Inception Date			Nov. 20, 2017
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.61%	3.50%		4.30%
Performance Inception Date					Sep. 29, 2011
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.79%	1.84%		3.03%
Performance Inception Date					Sep. 29, 2011
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.25%	1.94%		2.78%
Performance Inception Date					Sep. 29, 2011
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	10.72%	3.60%	4.44%
Performance Inception Date			Nov. 20, 2017
Class R-6 | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.76%
Performance Inception Date			Nov. 20, 2017
Class R-6 | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.58%
Performance Inception Date			Nov. 20, 2017